Other assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other assets
Interests in associates	£ 690	£ 668
Property, plant and equipment	3,967	4,227
Pension schemes in net surplus	190	201
Tax recoverable	7	49
Deferred tax	1,876	1,894
Assets of disposal groups	64	902
Other	1,602	1,721
Other assets	£ 8,396	9,662
Freehold buildings and long leaseholds
Other assets
Useful life measured as period of time, property, plant and equipment	50 years
Short leaseholds for unexpired period of lease and property adaption costs | Maximum
Other assets
Useful life measured as period of time, property, plant and equipment	15 years
Short leaseholds for unexpired period of lease and property adaption costs | Minimum
Other assets
Useful life measured as period of time, property, plant and equipment	10 years
Computers equipment | Maximum
Other assets
Useful life measured as period of time, property, plant and equipment	5 years
Other equipment | Maximum
Other assets
Useful life measured as period of time, property, plant and equipment	15 years
Other equipment | Minimum
Other assets
Useful life measured as period of time, property, plant and equipment	4 years
Business Growth Fund
Other assets
Interests in associates	£ 678	£ 658